Employee Benefit Plans and Postretirement Benefits - Weighted Average Target Asset Allocation For All Plans (Detail)	12 Months Ended
Dec. 31, 2014
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	21.00%
Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	60.00%
Cash/Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	19.00%